Intangible Assets, Net (Details)	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Intangible Asset, Excluding Goodwill, after Accumulated Amortization [Abstract]
Amortization	$ 1,248,502	$ 159,207	$ 1,241,642